DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGE ACCOUNTING	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGE ACCOUNTING	DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGE ACCOUNTING
Accounting policy
Derivatives financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value. Changes in fair value are recognized in profit or loss, within financial results, except for derivatives designated as a cash flow hedging instruments.
Cash flow hedge
The effective portion of changes in the fair value of the hedging instrument is recognized in other comprehensive income, while any ineffective portion is recognized immediately in profit or loss, within financial results. The amounts accumulated in other comprehensive income are accounted for, under the same caption as the hedged item, in the same period or periods as the hedged expected cash flows affect profit or loss.
If cash flow hedge accounting is discontinued, the amounts accumulated in other comprehensive income are reclassified to profit or loss, under the same caption as the hedged item, in the same period or periods as the hedged expected cash flows affect profit or loss. If the hedged future cash flows are no longer expected to occur, then the amounts that have been accumulated in other comprehensive income are immediately reclassified to profit or loss, within financial results.
At the inception of each hedge relationship, the Company documents the connection between the hedging instruments and the hedged items, including the risk management objectives and the strategy for undertaking the transaction, along with the methods the Company will assess whether the hedging relationship meets the hedge effectiveness requirement.
The Company does not contract derivative instruments for speculative purposes.
The Company has entered into derivative financial instruments to hedge its operations against certain risks, including:
✈Equity swap: the main objective of neutralizing fluctuations in the EMBJ3 share price, with a view to the future settlement of share based payment plans (Note 25.1). The fair value of these instruments is determined by calculating the difference between (i) the multiplication of the share’s closing price and the number of shares traded, and (ii) the notional value remunerated by the contractual interest rates until maturity, which is then discounted to present value using current market rates.
✈Purchase of sell and buy currency options: in order to protect cash flows for wage expenses and corresponding labor charges denominated in R$ from currency fluctuations risks. The strategy used by the Company involves a zero-cost collar, which consists of purchasing a put option and selling a call option, all contracted with the same counterparty to maintain a zero-net premium. The Company adopts the Black-76 pricing model along with observable data to measure the fair value of these instruments.
✈Non-deliverable forward (“NDF”): the purpose of protecting the Company from risks associated with fluctuations in exchange rates. The fair value of these instruments is measured under the discounted cash flow model. Future cash flows are estimated based on future exchange rates observed at the reporting period and future contractual rates, then discounted at current market rates.
✈Warrants: Eve Holding issued warrants to grant holders the right, but not the obligation, to purchase its shares (NYSE: EVEX). Changes in the fair value are recognized as financial results (Note 32).
✈Cross currency and interest rate swap: currency and interest rate: the purpose is to hedge the foreign‑exchange exposure arising from a financial liability denominated in reais, indexed to the Referential Rate (“TR”) plus an annual spread. The fair value of the instrument is measured using a discounted cash flow method, in which the future cash flows (TR + spread, in R$) are projected and discounted using the BRL interest rate curve, and the cash flows, denominated in US$, are discounted using the USD interest rate curve.

Purpose	Risk	Instrument	Notional	Settlement date	12.31.2025	12.31.2024
Cash flow hedge designated as hedge accounting
Payroll expenses settled in Brazilian reais	Exchange rate	Zero-cost collar derivative financial instruments, with purchase of put options at the exercise price of R$5.40 and sale of call options at the weighted average exercise price of R$6.72	—	2025	—	(17.6)
Payroll expenses settled in Brazilian reais	Exchange rate	Zero-cost collar derivative financial instruments, with purchase of put options at the exercise price of R$5.51 and sale of call options at the weighted average exercise price of R$6.41	717.2	2026	5.3	—
					5.3	(17.6)
Others derivatives not designated as hedge accounting
Export	Exchange rate	NDF - exchange usd currency debt to euro currency.	—	2025	—	2.5
Export	Exchange rate	NDF - exchange usd currency debt to euro currency.	42.0	2026	(2.8)	—
Equity	Share price: ticker EMBJ3	Equity swap	—	2025	—	10.5
Equity (i)	Share price: ticker EMBJ3	Equity swap	171.4	2026	0.8	—
Equity (ii)	Share price: ticker EVEX	Private warrants	10.0	2027	(4.6)	(7.0)
Equity (ii)	Share price: ticker EVEX	Public warrants	12.5	2027	(5.7)	(4.0)
Equity (iii)	Share price: ticker EVEX	Strategic warrants	28.5	2027	(48.7)	(75.0)
Project development	Exchange Rates and Interest Rates	Interest rate swap for exchanging post-fixed debt in reais for post-fixed debt in dollars.	8.3	2040	(0.4)	—
					(61.4)	(73.0)

		Assets
		Current			8.7	13.2
		Non-current			—	—

		Liabilities
		Current			(38.4)	(71.9)
		Non-current			(26.4)	(31.9)
		Net derivative financial instruments			(56.1)	(90.6)
(i)In November 2025, the Company entered into 12-month swap contracts with Banco Itaú. Under these contracts, the Company is entitled to receive the price variation on 10,932,998 shares issued by Embraer (EMBJ3) and is required to pay CDI plus 0.265% p.a. As of December 31, 2025, the Company had no margin calls associated with these derivative transactions.
(ii)Refers to the 12,478,852 (2024: 8,203,407) public warrants and 9,974,555 (2024: 14,250,000) private warrants issued by Eve Holding with a strike price of US$11.50 (eleven dollars and fifty cents) per share. The exercise period of these warrants will expire on the date that occurs first: May 9, 2027, the date set by the issuer to redeem all warrants or upon the liquidation of the issuer.
The public warrants are listed and traded on the NYSE under the symbol EVEX.WS, and their fair value is derived directly from observable market prices. The fair value is calculated by multiplying the unit price of the option by the number of options. The fair value measurement of the private warrants is identical to that of the public warrants since the differences between them do not affect their fair value.
(iii)Refers to the 28,522,536 (2024: 32,522,536) units of strategic warrants issued by Eve Holding under the following conditions:
✈Penny warrants: 16,522,536 (2024: 20,522,536) units with an exercise price of US$0.01 (one cent) per share. The fair value measurement of this instrument considers the fair value of the EVEX share minus the exercise price. Furthermore, when the exercise of the warrant is conditioned on the occurrence of future events, the probability of these events occurring is also considered in the measurement. During the reporting period, 3,000,000 warrants were exercised, resulting in an increase of US$22.4 in non‑controlling interests.
✈Market warrants: 12,000,000 (2024: idem) units with a strike price of US$15.00 (fifteen dollars) per share. The Black- Scholes pricing model is used to measure the fair value of these financial instruments.
Derivatives designated as hedging instruments
Cash flow hedge
The purchase of sell and buy currency options are designed as hedging instruments in cash flow hedges of payroll expenses and related taxes and contributions in Reais, which are classified as expected highly probable forecast transactions. This strategy mitigates the volatility of cash flows arising from foreign exchange rate fluctuations.
There is an economic relationship between the hedged items and the hedging instruments as the main terms of the purchase of sell and buy currency options match the terms of the expected highly probable forecast transactions, i.e. notional amount whose hedge ratio is 1:1 and expected payment date).
The Company carries out a qualitative and prospective analysis of the effectiveness of the hedge. If there are relevant changes in circumstances, such as the estimate of cash flows in protected Reais compared to realized flows, the Company prospectively balances the relationship, and any ineffectiveness identified is recognized in profit or loss, within financial results.
The movements in other comprehensive income resulting from cash flow hedge are as follows:

	12.31.2025	12.31.2024	12.31.2023
Changes in the fair value of options
(Loss) gain on hedge reserve	(1.1)	—	7.4
(Loss) gain cost of hedging reserve	6.4	(17.6)	1.6
Net balance in other comprehensive income	5.3	(17.6)	9.0
Deferred tax	(1.8)	6.0	—
Reclassification to profit or loss
Fair value	17.6	(8.9)	(2.5)
Deferred tax	(6.0)	—
Other reclassifications	—	(4.2)	0.8
Total movements in other comprehensive income	15.1	(24.7)	7.3